Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other Intangible Assets [Abstract]
2020	$ 24,792
2021	24,667
2022	24,598
2023	7,662
2024	3,605
Thereafter	2,004
Net book value of other intangible assets	$ 87,328